Right-of-use Assets and Lease Liabilities - Right-of-use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Transfers from property, plant and equipment, net (note 9)			$ 464
Right-of-use assets, beginning balance	$ 1,767	$ 0
Additions	86
Transfers to property, plant and equipment (note 9)	(101)
Disposals and derecognition	(40)
Revaluation	(186)
Depreciation and impairment	(322)
Other	(2)
Right-of-use assets, ending balance	1,202	1,202
IFRS 16
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	1,303
Oil and Gas Properties
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Transfers from property, plant and equipment, net (note 9)			324
Right-of-use assets, beginning balance	1,045
Additions	1
Transfers to property, plant and equipment (note 9)	(101)
Disposals and derecognition	(11)
Revaluation	(194)
Depreciation and impairment	(222)
Other	2
Right-of-use assets, ending balance	520	520
Oil and Gas Properties | IFRS 16
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	721
Processing, Transportation and Storage
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Transfers from property, plant and equipment, net (note 9)			0
Right-of-use assets, beginning balance	100
Additions	0
Transfers to property, plant and equipment (note 9)	0
Disposals and derecognition	0
Revaluation	1
Depreciation and impairment	(11)
Other	0
Right-of-use assets, ending balance	90	90
Processing, Transportation and Storage | IFRS 16
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	100
Upgrading
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Transfers from property, plant and equipment, net (note 9)			0
Right-of-use assets, beginning balance	0
Additions	0
Transfers to property, plant and equipment (note 9)	0
Disposals and derecognition	0
Revaluation	0
Depreciation and impairment	0
Other	0
Right-of-use assets, ending balance	0	0
Upgrading | IFRS 16
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	0
Refining
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Transfers from property, plant and equipment, net (note 9)			140
Right-of-use assets, beginning balance	210
Additions	80
Transfers to property, plant and equipment (note 9)	0
Disposals and derecognition	(31)
Revaluation	(1)
Depreciation and impairment	(50)
Other	(4)
Right-of-use assets, ending balance	204	204
Refining | IFRS 16
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	70
Retail and Other
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Transfers from property, plant and equipment, net (note 9)			$ 0
Right-of-use assets, beginning balance	412
Additions	5
Transfers to property, plant and equipment (note 9)	0
Disposals and derecognition	2
Revaluation	8
Depreciation and impairment	(39)
Other	0
Right-of-use assets, ending balance	388	$ 388
Retail and Other | IFRS 16
Reconciliation Of Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 412